497(e)
                                                                      333-134304

MONY Life Insurance Company of America
INCENTIVE LIFE(R) LEGACY
PROSPECTUS SUPPLEMENT DATED AUGUST 15, 2008
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2008, as previously supplemented (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


LIMITED OPPORTUNITY FOR UNRESTRICTED TRANSFER FROM THE GUARANTEED INTEREST
OPTION

As described in your Prospectus, your policy permits you to transfer a limited amount of your policy's account value out of the guaranteed interest option ("GIO") during certain time periods (the "GIO Transfer Period"). See "Transferring your money among our investment options -- Transfers you can make" (or other applicable sections regarding transfers) in your Prospectus. Through March 31, 2009, we are relaxing our policy rules so that, beginning on the business day after the Allocation Date and thereafter (through March 31, 2009), you may transfer any amount of unloaned policy account value out of the guaranteed interest option to any other investment option whether or not you are within the GIO Transfer Period.

You can request a transfer via the Internet by visiting our AXA-Equitable.com website and registering for online account access. If you need assistance, please contact a customer service representative by calling 1-800-777-6510. You can also write to us at our Administrative Office. In general, transfers take effect on the date the request is received. However, any written, telephone, Internet or facsimile transaction requests received after 4:00 p.m. (Eastern
Time) take effect the next business day. Your transfer request must be received by 4:00 p.m. (Eastern Time) on March 31, 2009, in order to take advantage of this unrestricted transfer opportunity.

Please note that this offer does not apply to any amounts that we are holding as collateral for a policy loan or as "restricted" amounts as a result of your election to receive a living benefit, if available under your policy. Additionally, depending on your policy, there may be a charge for making this transfer. Your Prospectus will specify if your policy imposes a charge for this transfer.










                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


  Copyright 2008 MONY Life Insurance Company of America. All rights reserved.


     Incentive Life(R) is issued by MONY Life Insurance Company of America and is a registered service mark of AXA Equitable Life Insurance Company.

GIO 01 (8/08)                                                    137727 (8/08)
NB                                                                      x02165

MONY Life Insurance Company of America
INCENTIVE LIFE(R) LEGACY
PROSPECTUS SUPPLEMENT DATED AUGUST 15, 2008
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2008, as previously supplemented (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


DISTRIBUTION OF THE POLICIES

Please note the following information is to be read in conjunction with the section "Distribution of the policies" under "More information about other matters":

Effective October 6, 2008, the premium-based compensation paid by MONY America to AXA Distributors will change. Premium-based compensation paid by MONY America to AXA Distributors will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation of 0.15% in policy years 6-10 and 0.05% in policy years 11 and later will also be paid.













                    MONY LIFE INSURANCE COMPANY OF AMERICA
                          1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104


  Copyright 2008 MONY Life Insurance Company of America. All rights reserved. Incentive Life(R) is issued by MONY Life Insurance Company of America and is a registered service mark of AXA Equitable Life Insurance Company.


IF/SAR                                                                  x02174

MONY Life Insurance Company of America

SUPPLEMENT DATED AUGUST 15, 2008 TO THE CURRENT PROSPECTUS FOR INCENTIVE LIFE(R) LEGACY

--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for the product specified above, and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

CHANGES TO EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE EQ ADVISORS TRUST

The Board of Trustees (the "Board") of EQ Advisors Trust (the "Trust") recently approved revisions to the expense limitation arrangements between the Trust and AXA Equitable Life Insurance Company ("AXA Equitable"). In particular, and as more fully described below, the Board approved (1) the elimination of the expense limitation arrangements for certain portfolios of the Trust because each of these portfolios currently is operating under its respective expense limit, and (2) revised expense limitation arrangements for certain other portfolios of the Trust.


ELIMINATION OF THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

Effective on or about October 1, 2008, the expense limitation arrangements for the following Portfolios of the Trust are eliminated: EQ/BlackRock Basic Value Equity Portfolio, EQ/Evergreen International Bond Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Growth Portfolio, EQ/JPMorgan Core Bond Portfolio, EQ/Long Term Bond Portfolio, EQ/Short Duration Bond Portfolio, EQ/Small Company Index Portfolio and EQ/Van Kampen Emerging Markets Equity Portfolio.


AMENDMENTS TO THE EXPENSE LIMITATION ARRANGEMENTS FOR CERTAIN PORTFOLIOS OF THE TRUST

The expense limitation arrangements for the following Portfolios of the Trust are amended: EQ/AllianceBernstein International Portfolio, EQ/AllianceBernstein Value Portfolio, EQ/BlackRock International Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Caywood-Scholl High Yield Bond Portfolio, EQ/FI Mid Cap Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Core PLUS Portfolio, EQ/Large Cap Growth PLUS Portfolio, EQ/Mid Cap Value PLUS Portfolio, EQ/Montag & Caldwell Growth Portfolio, EQ/PIMCO Real Return Portfolio, EQ/T. Rowe Price Growth Stock Portfolio and EQ/Van Kampen Mid Cap Growth Portfolio. Such arrangements are effective on or about October 1, 2008, with the exception of the arrangement for the EQ/Calvert Socially Responsible Portfolio, which is effective November 3, 2008.


FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Portfolios listed above:

This table shows the fees and expenses for 2007 as an annual percentage of each Portfolio's daily average net assets.

--------------------------------------------------------------------------------
                                     Management      12b-1       Other
Portfolio Name                         Fees(1)      Fees(2)    Expenses(3)
--------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------
EQ/AllianceBernstein International     0.71%         0.25%       0.18%
EQ/AllianceBernstein Value             0.59%         0.25%       0.12%
EQ/BlackRock Basic Value Equity        0.55%         0.25%       0.13%
EQ/BlackRock International Value       0.81%         0.25%       0.19%
EQ/Calvert Socially Responsible        0.65%         0.25%       0.23%
EQ/Capital Guardian Research           0.63%         0.25%       0.13%
EQ/Caywood-Scholl High Yield Bond      0.60%         0.25%       0.16%
EQ/Evergreen International Bond        0.70%         0.25%       0.17%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                          Acquired
                                          Fund Fees          Total          Fee          Net
                                             and             Annual       Waivers       Annual
                                          Expenses          Expenses       and/or       Expenses
                                           (Under-          (Before       Expense       (After
                                            lying           Expense      Reimburse-     Expense
Portfolio Name                          Portfolios)(4)    Limitations)    ments(5)    Limitations)
--------------------------------------------------------------------------------------------------
EQ Advisors Trust:
--------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International          --               1.14%         0.00%        1.14%
EQ/AllianceBernstein Value                  --               0.96%         0.00%        0.96%
EQ/BlackRock Basic Value Equity             --               0.93%           --         0.93%
EQ/BlackRock International Value            --               1.25%         0.00%        1.25%
EQ/Calvert Socially Responsible             --               1.13%         0.00%        1.13%
EQ/Capital Guardian Research                --               1.01%        (0.04)%       0.97%
EQ/Caywood-Scholl High Yield Bond           --               1.01%         0.00%        1.01%
EQ/Evergreen International Bond             --               1.12%           --         1.12%
--------------------------------------------------------------------------------------------------

MLA IL-08-09                                                     140609 (8/08)
NB/IF (SAR)                                                             x02184

--------------------------------------------------------------------------------
                                          Management      12b-1       Other
Portfolio Name                              Fees(1)      Fees(2)    Expenses(3)
--------------------------------------------------------------------------------
EQ/FI Mid Cap                               0.68%         0.25%       0.13%
EQ/GAMCO Mergers and Acquisitions           0.90%         0.25%       0.19%
EQ/GAMCO Small Company Value                0.76%         0.25%       0.12%
EQ/International Growth                     0.85%         0.25%       0.27%
EQ/JPMorgan Core Bond                       0.43%         0.25%       0.13%
EQ/JPMorgan Value Opportunities             0.60%         0.25%       0.14%
EQ/Large Cap Core PLUS                      0.50%         0.25%       0.25%
EQ/Large Cap Growth PLUS                    0.50%         0.25%       0.24%
EQ/Long Term Bond                           0.40%         0.25%       0.13%
EQ/Mid Cap Value PLUS                       0.55%         0.25%       0.24%
EQ/Montag & Caldwell Growth                 0.75%         0.25%       0.15%
EQ/PIMCO Real Return                        0.55%         0.25%       0.14%
EQ/Short Duration Bond                      0.43%         0.25%       0.15%
EQ/Small Company Index                      0.25%         0.25%       0.14%
EQ/T. Rowe Price Growth Stock               0.79%         0.25%       0.14%
EQ/Van Kampen Emerging Markets Equity       1.11%         0.25%       0.28%
EQ/Van Kampen Mid Cap Growth                0.70%         0.25%       0.15%
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                          Acquired
                                         Fund Fees          Total           Fee          Net
                                             and           Annual         Waivers       Annual
                                          Expenses        Expenses        and/or       Expenses
                                           (Under-         (Before        Expense       (After
                                            lying          Expense      Reimburse-     Expense
Portfolio Name                          Portfolios)(4)   Limitations)     ments(5)    Limitations)
---------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                --             1.06%          0.00%        1.06%
EQ/GAMCO Mergers and Acquisitions            --             1.34%            --         1.34%
EQ/GAMCO Small Company Value                 --             1.13%            --         1.13%
EQ/International Growth                      --             1.37%            --         1.37%
EQ/JPMorgan Core Bond                        --             0.81%            --         0.81%
EQ/JPMorgan Value Opportunities              --             0.99%          0.00%        0.99%
EQ/Large Cap Core PLUS                     0.02%            1.02%          0.00%        1.02%
EQ/Large Cap Growth PLUS                   0.02%            1.01%          0.00%        1.01%
EQ/Long Term Bond                            --             0.78%            --         0.78%
EQ/Mid Cap Value PLUS                      0.02%            1.06%          0.00%        1.06%
EQ/Montag & Caldwell Growth                  --             1.15%          0.00%        1.15%
EQ/PIMCO Real Return                         --             0.94%          0.00%        0.94%
EQ/Short Duration Bond                       --             0.83%            --         0.83%
EQ/Small Company Index                       --             0.64%            --         0.64%
EQ/T. Rowe Price Growth Stock                --             1.18%          0.00%        1.18%
EQ/Van Kampen Emerging Markets Equity        --             1.64%            --         1.64%
EQ/Van Kampen Mid Cap Growth                 --             1.10%          0.00%        1.10%
---------------------------------------------------------------------------------------------------

Notes:

(1) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (5) for any expense limitation agreement information.

(2) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(3) Other expenses shown are those incurred in 2007. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (5) for any expense limitation agreement information.

(4) Each of these variable investment options invests in a corresponding Portfolio of unaffiliated investment companies. Each Portfolio, in turn, invests in shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each Portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. A "--" indicates that the listed Portfolio does not invest in underlying portfolios.

(5) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2009 (unless the Board of Trustees, including a majority of the independent directors, of EQ Advisors Trust consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than the amounts specified in the agreements. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce Portfolio expenses, the net expenses would be as shown in the table below:

     ---------------------------------------
     Portfolio Name
     ---------------------------------------
     EQ/AllianceBernstein Value      0.88%
     ---------------------------------------
     EQ/Large Cap Core PLUS          0.88%
     ---------------------------------------
     EQ/Large Cap Growth PLUS        0.86%
     ---------------------------------------
     EQ/Mid Cap Value PLUS           0.85%
     ---------------------------------------
     EQ/Montag & Caldwell Growth     1.13%
     ---------------------------------------
     EQ/T. Rowe Price Growth Stock   0.90%
     ---------------------------------------
     EQ/Van Kampen Mid Cap Growth    1.09%
     ---------------------------------------


   Copyright 2008 MONY Life Insurance Company of America. All rights reserved.
     Incentive Life(R) is issued by MONY Life Insurance Company of America and is a registered service mark of AXA Equitable Life Insurance Company.

                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

MONY Life Insurance Company of America

Incentive Life(R) Legacy

PROSPECTUS SUPPLEMENT DATED AUGUST 15, 2008

--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced Prospectus, Supplements to the Prospectus and Statement of Additional Information, dated May 1, 2008, as previously supplemented (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus.


PLEASE NOTE THE FOLLOWING CHANGES:


A. REGISTER DATE AND COMMENCEMENT OF INSURANCE COVERAGE

Please replace the first sentence of the second bullet point of the section entitled "Register date" under "Policy Issuance" in "More information about procedures that apply to your policy" with the following:

o If we do not receive your full minimum initial premium at our Administrative Office before the issue date or, if we issue the policy on a different basis than you applied for, the register date initially will appear on your policy as the date the policy is issued; however, we will move the register date to the date we deliver the policy provided we receive your full minimum initial premium.

Please replace the section in your prospectus entitled "Commencement of insurance coverage" under "Policy issuance" in "More information about procedures that apply to your policy" with the following:

COMMENCEMENT OF INSURANCE COVERAGE. You must give the full minimum initial premium to your financial professional on or before the day the policy and all amendments are delivered to you. No insurance under your policy will take effect unless (1) the insured person is still living at the time such payment and all delivery requirements are completed and (2) the information in the application continues to be true and complete, without material change, as of the date the policy and all amendments are delivered to you and all delivery requirements have been completed and full minimum initial premium is paid. If you submit the full minimum initial premium with your application, we may, subject to certain conditions, provide a limited amount of temporary insurance on the proposed insured person. You may request and review a copy of our temporary insurance agreement for more information about the terms and conditions of that coverage.


B. DISTRIBUTION OF THE POLICIES

Please note the following information is to be read in conjunction with the section "Distribution of the policies" under "More information about other matters":

Effective October 6, 2008, the premium-based compensation paid by MONY America to AXA Distributors will change. Premium-based compensation paid by MONY America to AXA Distributors will generally not exceed 135% of the premiums you pay up to one target premium in your policy's first year; plus 5% of all other premiums you pay in your policy's first year; plus 2.8% of all other premiums you pay in policy years two through ten, and 2% thereafter. Asset-based compensation of 0.15% in policy years 6-10 and 0.05% in policy years 11 and later will also be paid.





                    MONY Life Insurance Company of America
                          1290 Avenue of the Americas
                               New York, NY 10104


   Copyright 2008 MONY Life Insurance Company of America. All rights reserved. Incentive Life(R) is issued by MONY Life Insurance Company of America and is a registered service mark of AXA Equitable Life Insurance Company.

MLA IL 08-08                                                       140603 (8/08)
NB                                                                        x02198